                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    June 30, 2005
                                                 -------------




Check here if Amendment     /  /           Amendment Number :
                                                             -----------------
   This Amendment (Check only one): / /   is a restatement
                                    / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tugar Capital Management, L.P.
          -----------------------------
Address:  1601 Elm Street, Suite 4000
          -----------------------------
          Dallas, Texas 75201
          -----------------------------

Form 13F File Number:    28-11154
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth L. Tananbaum
          -----------------------------------------------
Title:    Manager of Tugar Holdings, LLC, general partner
          -----------------------------------------------
          of Tugar Capital Management, L.P.
          -----------------------------------------------
Phone:    (214) 720-1600
          -----------------------------------------------

Signature, Place and Date of Signing:

          /s/ Kenneth L. Tananbaum        Dallas, Texas        August 12, 2005
          --------------------------    -----------------     -----------------
                   (Signature)            (City, State)             (Date)

Report Type ( Check only one):

  /X/ 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

  / / 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  / / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                    117
Form 13F Information Table Value Total:               $209,407
                                                 (in thousands)





List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

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              COLUMN 1:           COLUMN 2:   COLUMN 3: COLUMN 4:          COLUMN 5:         COLUMN 6   COLUMN 7:      COLUMN 8:
                                                                   --------------------------                      VOTING AUTHORITY
                                                       FAIR MARKET                                                ------------------
                                                          VALUE    SHARES OR                 INVESTMENT  OTHER
                                TITLE OF       CUSIP   ----------- PRINCIPAL SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
           NAME OF ISSUER        CLASS         NUMBER  (X $1,000)    AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP             NOTE 1.750%11/1  03060RAM3  2,163.6   1,500,000   PRN               SOLE       0      N/A    N/A   N/A
AMERICREDIT CORP             PUT              03060R101   510.0      20,000     SH     PUT       SOLE       0    20,000    0     0
AMERICAN GREETINGS CORP      NOTE 7.000%7/1   026375AJ4  3,488.2   1,800,000   PRN               SOLE       0      N/A    N/A   N/A
ADVANCED MICRO DEVICES INC   NOTE 4.500%12/0  007903AF4  9,522.8   4,000,000   PRN               SOLE       0      N/A    N/A   N/A
AMKOR TECHNOLOGY INC         NOTE 5.750%6/0   031652AN0   932.5    1,000,000   PRN               SOLE       0      N/A    N/A   N/A
AKMOR TECHNOLOGY INC         COM              031652100   493.3     108,900     SH     PUT       SOLE       0    108,900   0     0
AKMOR TECHNOLOGY INC         COM              031652100   207.5      45,800     SH     PUT       SOLE       0    45,800    0     0
AMYLIN PHARMACEUTICALS INC   COM              032346108   293.0      14,000     SH     PUT       SOLE       0    14,000    0     0
AON CORP                     DBCV 3.500%11/1  037389AT0  2,500.0   2,000,000   PRN               SOLE       0      N/A    N/A   N/A
AON CORP                     COM              037389103  1,802.9     72,000     SH     PUT       SOLE       0    72,000    0     0
AON CORP                     COM              037389103   160.3      6,400      SH     PUT       SOLE       0     6,400    0     0
BELL MICROPRODUCTS INC       NOTE 3.750% 3/0  078137AC0  4,185.0   4,000,000   PRN               SOLE       0      N/A    N/A   N/A
BEVERLY ENTERPRISES INC      NOTE 2.750%11/0  087851AR2  2,593.2   1,500,000   PRN               SOLE       0      N/A    N/A   N/A
COOPER CAMERON CORP          COM              216640102   508.6      8,100      SH               SOLE       0     8,100    0     0
COOPER CAMERON CORP          COM              216640102   620.5      10,000     SH    CALL       SOLE       0    10,000    0     0
CELGENE CORP                 COM              151020104   814.0      20,000     SH     PUT       SOLE       0    20,000    0     0
CHIPPAC INC                  NOTE 2.500% 6/0  169657AD5  2,963.8   3,000,000   PRN               SOLE       0      N/A    N/A   N/A
CREDENCE SYS CORP            NOTE 1.500% 5/1  225302AF5  1,975.7   2,000,000   PRN               SOLE       0      N/A    N/A   N/A
CMS ENERGY CORP              NOTE 2.875%12/0  125896AW0  1,209.0   1,000,000   PRN               SOLE       0      N/A    N/A   N/A
CMS ENERGY CORP              COM              125896100   301.2      20,000     SH     PUT       SOLE       0    20,000    0     0
CONNETICS CORP               NOTE 2.250% 5/3  208192AB0   499.6     500,000    PRN               SOLE       0      N/A    N/A   N/A
CV THERAPEUTICS INC          NOTE 2.750% 5/1  126667AF1   700.9     500,000    PRN               SOLE       0      N/A    N/A   N/A
CYMER INC                    COM              232572107  2,635.0    100,000     SH     PUT       SOLE       0    100,000   0     0
DISNEY WALT CO               NOTE 2.125% 4/1  254687AU0  1,038.5   1,000,000   PRN               SOLE       0      N/A    N/A   N/A
DISNEY WALT CO               COM DISNEY       254687106  1,510.8     60,000     SH     PUT       SOLE       0    60,000    0     0
DEUTSCHE TELEKOM AG          SPONSORED ADR    251566105  1,842.0    100,000     SH    CALL       SOLE       0    100,000   0     0
DUKE ENERGY CORP             NOTE 1.750% 5/1  264399EJ1  3,771.2   3,000,000   PRN               SOLE       0      N/A    N/A   N/A
DUKE ENERGY CORP             COM              264399106  1,783.8     60,000     SH     PUT       SOLE       0    60,000    0     0
DUKE ENERGY CORP             COM              264399106   594.6      20,000     SH    CALL       SOLE       0    20,000    0     0
EASTMAN KODAK CO             COM              277461109  2,685.0    100,000     SH     PUT       SOLE       0    100,000   0     0
EMC CORP MASS                NOTE 4.500% 4/0  268648AG7  1,045.6   1,000,000   PRN               SOLE       0      N/A    N/A   N/A
EMC CORP MASS                COM              268648102   548.4      40,000     SH     PUT       SOLE       0    40,000    0     0
FORD MTR CO CAP TR II        PFD TR CV6.5%    345395206  2,591.6     64,600    PRN               SOLE       0    64,600    0     0
FLEXTRONICS INTL LTD         ORD              Y2573F102   541.6      41,000     SH     PUT       SOLE       0    41,000    0     0
FLEXTRONICS INTL LTD         ORD              Y2573F102   264.2      20,000     SH     PUT       SOLE       0    20,000    0     0
FEDERAL NATL MTG ASSN        COM              313586109  2,336.0     40,000     SH     PUT       SOLE       0    40,000    0     0
GENERAL MTRS CORP            DEB SR CONV A    370442741   164.6      6,800      SH               SOLE       0     6,800    0     0
GENERAL MTRS CORP            COM              370442105  7,344.0    216,000     SH     PUT       SOLE       0    216,000   0     0
GENERAL MTRS CORP            COM              370442105   57.8       1,700      SH               SOLE       0     1,700    0     0
GOOGLE INC                   CL A             38259P508  8,824.5     30,000     SH     PUT       SOLE       0    30,000    0     0
GOOGLE INC                   CL A             38259P508  6,265.4     21,300     SH     PUT       SOLE       0    21,300    0     0
GOOGLE INC                   CL A             38259P508  2,941.5     10,000     SH    CALL       SOLE       0    10,000    0     0
GTECH HLDGS CORP             DBCV 1.750%12/1  400518AB2  1,581.4    744,000    PRN               SOLE       0      N/A    N/A   N/A
HALLIBURTON CO               NOTE 3.125% 7/1  406216AM3  2,759.6   2,000,000   PRN               SOLE       0      N/A    N/A   N/A
HALLIBURTON CO               COM              406216101  2,869.2     60,000     SH     PUT       SOLE       0    60,000    0     0
HALLIBURTON CO               COM              406216101  1,912.8     40,000     SH     PUT       SOLE       0    40,000    0     0
HALLIBURTON CO               COM              406216101  1,912.8     40,000     SH     PUT       SOLE       0    40,000    0     0
HALLIBURTON CO               COM              406216101  1,166.8     24,400     SH     PUT       SOLE       0    24,400    0     0
HILTON HOTELS CORP           COM              432848109  7,498.4    314,400     SH     PUT       SOLE       0    314,400   0     0
HILTON HOTELS CORP           COM              432848109   954.0      40,000     SH     PUT       SOLE       0    40,000    0     0
HOST MARRIOTT CORP NEW       COM              44107P104  1,205.8     68,900     SH               SOLE       0    68,900    0     0
IMCLONE SYS INC              COM              45245W109   281.8      9,100      SH     PUT       SOLE       0     9,100    0     0
JAKKS PAC INC                NOTE 4.625% 6/1  47012EAB2  1,153.3   1,000,000   PRN               SOLE       0      N/A    N/A   N/A
JOHNSON & JOHNSON            COM              478160104  2,021.5     31,100     SH    CALL       SOLE       0    31,100    0     0
KULICKE & SOFFA INDS INC     COM              501242101   158.2      20,000     SH     PUT       SOLE       0    20,000    0     0
LENNAR CORP                  NOTE 4/0         526057AF1  2,697.4   3,000,000   PRN               SOLE       0      N/A    N/A   N/A
LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1  549463AG2  1,079.5   1,000,000   PRN               SOLE       0      N/A    N/A   N/A
LUCENT TECHNOLOGIES INC      COM              549463107   232.8      80,000     SH     PUT       SOLE       0    80,000    0     0
ST MARY LD & EXPL CO         NOTE 5.750% 3/1  792228AC2 12,945.2   5,600,000   PRN               SOLE       0      N/A    N/A   N/A
MCDATA CORP                  CL A             580031201   80.0       20,000     SH     PUT       SOLE       0    20,000    0     0
ALLSCRIPTS HEALTHCARE SOLUTI COM              01988P108   332.2      20,000     SH     PUT       SOLE       0    20,000    0     0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2  4,737.4   4,000,000   PRN               SOLE       0      N/A    N/A   N/A
MEDICIS PHARMACEUTICAL CORP  CL A NEW         584690309   634.6      20,000     SH     PUT       SOLE       0    20,000    0     0
MAXTOR CORP                  NOTE 6.800% 4/3  577729AC0  1,843.3   2,000,000   PRN               SOLE       0      N/A    N/A   N/A
MAXTOR CORP                  COM NEW          577729205   104.0      20,000     SH     PUT       SOLE       0    20,000    0     0
NAVISTAR FINL CORP           NOTE 4.750% 4/0  638902AM8   785.3     795,000    PRN               SOLE       0      N/A    N/A   N/A
NAVISTAR INTL CORP NEW       COM              63934E108  2,624.0     82,000     SH     PUT       SOLE       0    82,000    0     0
NII HLDGS INC                NOTE 2.875% 2/0  62913FAC6   401.9     300,000    PRN               SOLE       0      N/A    N/A   N/A
NII HLDGS INC                CL B NEW         62913F201  1,278.8     20,000     SH     PUT       SOLE       0    20,000    0     0
NETEASE COM INC              SPONSORED ADR    64110W102  4,940.0     40,000     SH     PUT       SOLE       0    40,000    0     0
NETEASE COM INC              SPONSORED ADR    64110W102  3,735.0     30,000     SH     PUT       SOLE       0    30,000    0     0
NEW YORK CMNTY CAP TR V      BONUSES          64944P307  1,622.5     32,500     SH               SOLE       0    32,500    0     0

OSI PHARMACEUTICALS INC      NOTE 3.250% 9/0  671040AD5  2,783.8   2,500,000   PRN               SOLE       0      N/A    N/A   N/A
OSI PHARMACEUTICALS INC      COM              671040103  8,712.3     67,800     SH     PUT       SOLE       0    67,800    0     0
OSI PHARMACEUTICALS INC      COM              671040103  5,827.5     45,000     SH     PUT       SOLE       0    45,000    0     0
OSI PHARMACEUTICALS INC      COM              671040103  5,481.0     42,000     SH     PUT       SOLE       0    42,000    0     0
PROVIDIAN FINL CORP          COM              74406A102  3,314.4    188,000     SH     PUT       SOLE       0    188,000   0     0
PROVIDIAN FINL CORP          COM              74406A102   705.2      40,000     SH     PUT       SOLE       0    40,000    0     0
PIXELWORKS INC               COM              72581M107   128.7      15,000     SH     PUT       SOLE       0    15,000    0     0
QLT INC                      NOTE 3.000% 9/1  746927AB8  2,790.4   3,000,000   PRN               SOLE       0      N/A    N/A   N/A
NASDAQ 100 TR                UNIT SER 1       631100104   551.7      15,000     SH               SOLE       0    15,000    0     0
RITE AID CORP                NOTE 4.750%12/0  767754BA1   987.3    1,000,000   PRN               SOLE       0      N/A    N/A   N/A
RITE AID CORP                COM              767754104   167.2      40,000     SH     PUT       SOLE       0    40,000    0     0
RELIANT ENERGY INC           NOTE 5.000% 8/1  75952BAD7  1,481.7   1,000,000   PRN               SOLE       0      N/A    N/A   N/A
SUNGARD DATA SYS INC         COM              867363103  3,517.0    100,000     SH               SOLE       0    100,000   0     0
SUNGARD DATA SYS INC         COM              867363103   422.0      12,000     SH     PUT       SOLE       0    12,000    0     0
SEARS HLDGS CORP             COM              812350106  4,496.1     30,000     SH    CALL       SOLE       0    30,000    0     0
SEARS HLDGS CORP             COM              812350106  4,106.4     27,400     SH    CALL       SOLE       0    27,400    0     0
SINA CORP                    NOTE 7/1         82922RAB9  1,273.5   1,000,000   PRN               SOLE       0      N/A    N/A   N/A
SILICON VY BANCSHARES        NOTE 6/1         827064AC0  1,146.7    800,000    PRN               SOLE       0      N/A    N/A   N/A
SKYWORKS SOLUTIONS INC       NOTE 4.750%11/1  83088MAB8   724.9     715,000    PRN               SOLE       0      N/A    N/A   N/A
SKYWORKS SOLUTIONS INC       COM              83088M102   737.0     100,000     SH     PUT       SOLE       0    100,000   0     0
ST PAUL TRAVELERS INC        COM              792860108  1,964.6     49,700     SH     PUT       SOLE       0    49,700    0     0
TYCO INTL GROUP S A          DBCV 2.750% 1/1  902118BF4  1,933.1   1,500,000   PRN               SOLE       0      N/A    N/A   N/A
TYCO INTL LTD NEW            COM              902124106  1,752.0     60,000     SH     PUT       SOLE       0    60,000    0     0
TYCO INTL LTD NEW            COM              902124106   584.0      20,000     SH     PUT       SOLE       0    20,000    0     0
YAHOO INC                    FRNT 4/0         984332AB2  1,037.0    600,000    PRN               SOLE       0      N/A    N/A   N/A